Fair Value Measurements - Schedule of Financial Assets and Liabilities at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 39	$ 374
Swap Transaction [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives		(12,466)
Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives		(12,668)
Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		374
Total assets	2,026	374
Total liabilities	(29,936)	(52,852)
Recurring Basis [Member] | Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	2,026
Recurring Basis [Member] | Contingent liability - Drilling Program [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	(29,936)	(27,718)
Recurring Basis [Member] | Swap Transaction [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives		(12,466)
Recurring Basis [Member] | Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives		(12,668)
Level 1 [Member] | Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		374
Total assets	2,026	374
Level 1 [Member] | Recurring Basis [Member] | Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	2,026
Level 2 [Member] | Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities		(25,134)
Level 2 [Member] | Recurring Basis [Member] | Swap Transaction [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives		(12,466)
Level 2 [Member] | Recurring Basis [Member] | Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives		(12,668)
Level 3 [Member] | Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	(29,936)	(27,718)
Level 3 [Member] | Recurring Basis [Member] | Contingent liability - Drilling Program [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	$ (29,936)	$ (27,718)